Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Schedule of future minimum lease payments receivable under non-cancellable operating leases

	2024	2023
	US$’000	US$’000
Less than one year	223,847	81,375
Two to five years	151,451	69,259
More than five years	1,397	—
	376,695	150,634